Long-term debt - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	$ 1,167.3
Borrowings	0.0
Repayments	(169.6)
Fair Value changes	(71.4)
Interest & Accretion	36.3
Liabilities arising from financing activities at end of period	962.6
Long-term debt
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	491.0
Borrowings	0.0
Repayments	(100.0)
Fair Value changes	0.0
Interest & Accretion	3.9
Liabilities arising from financing activities at end of period	394.9
Interest payable
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	14.9
Borrowings	0.0
Repayments	(33.2)
Fair Value changes	0.0
Interest & Accretion	32.4
Liabilities arising from financing activities at end of period	14.1
Gold stream obligation
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	194.0
Borrowings	0.0
Repayments	(24.0)
Fair Value changes	4.7
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	174.7
Free Cash Flow Interest Obligation, New Afton
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	467.4
Borrowings	0.0
Repayments	(12.4)
Fair Value changes	(76.1)
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	$ 378.9